Non Current Liabilites - Convertible Note (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Convertible Note

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Convertible note at fair value at beginning of reporting period	1,452,950	2,526,870
Net change in fair value	139,048	324,736
Transfer to contributed equity on conversion of Convertible Notes	(461,805)	(893,379)
Transfer to accumulated losses on conversion of Convertible Notes	(294,747)	(505,277)

Convertible note at fair value at end of reporting period	835,446	1,452,950

Summary of Fair Value of Convertible Notes

	Note – Liability	Conversion feature – Equity
Fair value at issuance	4,419,531	41,431,774
Fair value movements	6,005,325	—
Conversion to ordinary shares	(9,589,410)	(38,842,288)

Balance at June 30, 2023	835,446	2,589,486

Convertible Notes [member]
Statement [LineItems]
Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history